Land Use Rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 28,253	$ 28,217	$ 7,099
Land use right with net book value	$ 829,887	$ 793,503